IFRS 7 Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Risk Management Strategies

The following table outlines our key market risks and identifies the risk management strategies which contribute to managing these risks.

Risk Management Strategy	Key Market Risk
	Publicly Traded Equity Performance Risk	Interest Rate and Spread Risk	Alternative Long-Duration Asset Performance Risk	Foreign Exchange Risk
Product design and pricing	X	X	X	X
Variable annuity guarantee dynamic hedging	X	X		X
Macro equity risk hedging	X			X
Asset liability management	X	X	X	X
Foreign exchange management				X

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.

Variable annuity and segregated fund guarantees, net of reinsurance

As at December 31, ($ millions)	2017			2016
	Guarantee value	Fund value	Amount at risk(4),(5)	Guarantee value	Fund value	Amount at risk(4),(5)
Guaranteed minimum income benefit(1)	$5,201	$4,195	$1,074	$5,987	$4,432	$1,570
Guaranteed minimum withdrawal benefit	61,767	56,512	5,943	68,594	59,593	9,135
Guaranteed minimum accumulation benefit	18,162	18,705	11	19,482	19,989	27
Gross living benefits(2)	85,130	79,412	7,028	94,063	84,014	10,732
Gross death benefits(3)	10,743	16,973	1,001	12,200	16,614	1,350
Total gross of reinsurance	95,873	96,385	8,029	106,263	100,628	12,082
Living benefits reinsured	4,522	3,667	911	5,241	3,903	1,349
Death benefits reinsured	3,014	3,040	435	3,429	3,202	564
Total reinsured	7,536	6,707	1,346	8,670	7,105	1,913
Total, net of reinsurance	$88,337	$89,678	$6,683	$97,593	$93,523	$10,169

(1)	Contracts with guaranteed long-term care benefits are included in this category.
(2)	Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 3.
(3)	Death benefits include stand-alone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

(4)	Amount at risk (in-the-money amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. This amount is not currently payable. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For guaranteed minimum income benefit, the amount at risk is defined as the excess of the current annuitization income base over the current account value. For all guarantees, the amount at risk is floored at zero at the single contract level.
(5)	The amount at risk net of reinsurance at December 31, 2017 was $6,683 million (2016 – $10,169 million) of which: US$3,982 million (2016 – US$6,008 million) was on our U.S. business, $1,342 million (2016 – $1,499 million) was on our Canadian business, US$95 million (2016 – US$206 million) was on our Japan business and US$181 million (2016 – US$244 million) was related to Asia (other than Japan) and our run-off reinsurance business.

Summary of Investment Categories for Variable Contracts with Guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31,

($ millions) Investment category	2017	2016
Equity funds	$47,508	$41,805
Balanced funds	47,369	57,571
Bond funds	13,095	11,588
Money market funds	1,905	2,127
Other fixed interest rate investments	1,777	1,807
Total	$111,654	$114,898

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns

Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns(1),(2),(3),(4)

As at December 31, 2017 ($ millions)	-30%	-20%	-10%	10%	20%	30%
Underlying sensitivity to net income attributed to shareholders(5)
Variable annuity guarantees	$(3,940)	$(2,260)	$(960)	$670	$1,110	$1,410
Asset based fees	(510)	(340)	(170)	170	340	510
General fund equity investments(6)	(930)	(590)	(270)	270	540	810
Total underlying sensitivity before hedging	(5,380)	(3,190)	(1,400)	1,110	1,990	2,730
Impact of macro and dynamic hedge assets(7)	3,220	1,850	790	(640)	(1,100)	(1,410)
Net potential impact on net income after impact of hedging	$(2,160)	$(1,340)	$(610)	$470	$890	$1,320

As at December 31, 2016 ($ millions)	-30%	-20%	-10%	10%	20%	30%
Underlying sensitivity to net income attributed to shareholders(5)
Variable annuity guarantees	$(4,830)	$(2,920)	$(1,290)	$1,000	$1,690	$2,170
Asset based fees	(410)	(280)	(140)	140	280	410
General fund equity investments(6)	(910)	(590)	(270)	240	490	750
Total underlying sensitivity before hedging	(6,150)	(3,790)	(1,700)	1,380	2,460	3,330
Impact of macro and dynamic hedge assets(7)	4,050	2,440	1,060	(910)	(1,610)	(2,160)
Net potential impact on net income attributed to shareholders after impact of hedging	$(2,100)	$(1,350)	$(640)	$470	$850	$1,170

(1)	See “Caution Related to Sensitivities” above.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018. Due to the lower effective tax rate, the after-tax impact of changes to public equity returns increases.
(3)	The tables above show the potential impact on net income attributed to shareholders resulting from an immediate 10%, 20% and 30% change in market values of publicly traded equities followed by a return to the expected level of growth assumed in the valuation of policy liabilities.
(4)	Please refer to “Sensitivity of Earnings to Changes in Assumptions” for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(5)	Defined as earnings sensitivity to a change in public equity markets including settlements on reinsurance contracts, but before the offset of hedge assets or other risk mitigants.
(6)	This impact for general fund equities is calculated as at a point-in-time and does not include: (i) any potential impact on public equity weightings; (ii) any gains or losses on AFS public equities held in the Corporate and Other segment; or (iii) any gains or losses on public equity investments held in Manulife Bank. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.
(7)	Includes the impact of rebalancing equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge rebalancing represents the impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities at 5% intervals, but does not include any impact in respect of other sources of hedge ineffectiveness (e.g. fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Schedule of Potential Immediate Impact on MLI's MCCSR Ratio Arising from Public Equity Returns

Potential immediate impact on MLI’s MCCSR ratio arising from public equity returns different than the expected return for policy liability valuation(1),(2),(3),(4)

	Impact on MLI’s MCCSR ratio
Percentage points	-30%	-20%	-10%	10%	20%	30%
December 31, 2017	(14)	(8)	(4)	3	11	14
December 31, 2016	(12)	(8)	(4)	3	14	18

(1)	See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in equity markets, as the impact on the quoted sensitivities is not considered to be material.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018. Due to the lower effective tax rate, the after-tax impact of changes to public equity returns increases.
(3)	The potential impact is shown assuming that the change in value of the hedge assets does not completely offset the change in the dynamically hedged variable annuity guarantee liabilities. The estimated amount that would not be completely offset relates to our practices of not hedging the provisions for adverse deviation and of rebalancing equity hedges for dynamically hedged variable annuity liabilities at 5% intervals.
(4)	OSFI rules for segregated fund guarantees reflect full capital impacts of shocks over 20 quarters within a prescribed range. As such, the deterioration in equity markets could lead to further increases in capital requirements after the initial shock.

Summary of Potential impact on net income attributed to shareholders and MLI's MCCSR ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities

Potential impact on net income attributed to shareholders and MLI’s MCCSR ratio of an immediate parallel change in interest rates relative to rates assumed in the valuation of policy liabilities(1),(2),(3),(4),(5)

	2017		2016
As at December 31,	-50bp	+50bp	-50bp	+50bp
Net income attributed to shareholders ($ millions)
Excluding change in market value of AFS fixed income assets held in the surplus segment	$(200)	$100	$–	$–
From fair value changes in AFS fixed income assets held in surplus, if realized	1,100	(1,000)	1,000	(900)
MLI’s MCCSR ratio (Percentage points)
Before impact of change in market value of AFS fixed income assets held in the surplus segment(6)	(7)	5	(6)	5
From fair value changes in AFS fixed income assets held in surplus, if realized	4	(5)	1	(4)

(1)	See “Caution Related to Sensitivities” above. In addition, estimates exclude changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates, as the impact on the quoted sensitivities is not considered to be material.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018 and the decision to change the portfolio asset mix supporting our legacy businesses over the next 12-18 months.
(3)	Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.
(4)	The amount of gain or loss that can be realized on AFS fixed income assets held in the surplus segment will depend on the aggregate amount of unrealized gain or loss.

(5)	Sensitivities are based on projected asset and liability cash flows and the impact of realizing fair value changes in AFS fixed income is based on the holdings at the end of the period.
(6)	The impact on MLI’s MCCSR ratio includes both the impact of lower earnings on available capital as well as the increase in required capital that results from a decline in
interest	rates.

Schedule of Currency Changes Relative to Key Operating Currencies Potential mpact on Core Earnings

Potential impact on core earnings(1),(2),(3)

	2017		2016
As at December 31, ($ millions)	+10% strengthening	-10% weakening	+10% strengthening	-10% weakening
10% change in the Canadian dollar relative to the U.S. dollar and the Hong Kong dollar	$(280)	$280	$ (230)	$230
10% change in the Canadian dollar relative to the Japanese yen	(60)	60	(50)	50

(1)	This item is a non-GAAP measure. See “Performance and Non-GAAP Measures” below.
(2)	See “Caution Related to Sensitivities” above.
(3)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018.

Schedule of Maturity of Financial Liabilities

The following table outlines the maturity of the Company’s significant financial liabilities.

Maturity of financial liabilities(1)

As at December 31, 2017 ($ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$401	$626	$–	$3,758	$4,785
Capital instruments	–	–	–	8,387	8,387
Derivatives	224	149	168	7,281	7,822
Deposits from Bank clients(2)	15,322	1,373	1,436	–	18,131
Lease obligations	126	172	89	451	838

(1)	The amounts shown above are net of the related unamortized deferred issue costs.
(2)	Carrying value and fair value of deposits from Bank clients as at December 31, 2017 was $18,131 million and $18,149 million, respectively (2016 – $17,919 million and $17,978 million, respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2016 – Level 2).

Alternative Long-Duration Asset Performance Risk [Member]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

Potential impact on net income attributed to shareholders arising from changes in ALDA returns(1),(2),(3),(4),(5),(6),(7)

As at December 31, ($ millions)	2017		2016
	-10%	10%	-10%	10%
Real estate, agriculture and timber assets	$ (1,300)	$1,300	$(1,300)	$1,200
Private equities and other ALDA	(1,500)	1,400	(1,200)	1,200
Alternative long-duration assets	$ (2,800)	$2,700	$(2,500)	$2,400

(1)	See “Caution Related to Sensitivities” above.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018.
(3)	This impact is calculated as at a point-in-time impact and does not include: (i) any potential impact on ALDA weightings or (ii) any gains or losses on ALDA held in the Corporate and Other segment.
(4)	The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in ALDA returns. For some classes of ALDA, where there is not an appropriate long-term benchmark available, the return assumptions used in valuation are not permitted by the Standards of Practice and CIA guidance to result in a lower reserve than an assumption based on a historical return benchmark for public equities in the same jurisdiction.
(5)	Net income impact does not consider any impact of the market correction on assumed future return assumptions.
(6)	Please refer to “Sensitivity of Earnings to Changes in Assumptions” below, for more information on the level of growth assumed and on the net income sensitivity to changes in these long-term assumptions.
(7)	The sensitivities as at December 31, 2017 do not include the impact of the decision to change the portfolio asset mix supporting our North American legacy business as no changes to the portfolio had been made as of that date. The reduction in the allocation to ALDA in the portfolio asset mix will be reflected in the sensitivity as it occurs over the next 12-18 months.

Corporate and swap spreads [Member]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads

The following tables show the potential impact on net income attributed to shareholders resulting from a change in corporate spreads and swap spreads over government bond rates for all maturities across all markets with a floor of zero on the total interest rate, relative to the spreads assumed in the valuation of policy liabilities.

Potential impact on net income attributed to shareholders arising from changes to corporate spreads and swap spreads(1),(2),(3),(4)

As at December 31, ($ millions)	2017	2016
Corporate spreads(5),(6)
Increase 50 basis points	$1,000	$700
Decrease 50 basis points	(1,000)	(800)
Swap spreads
Increase 20 basis points	$(400)	$(500)
Decrease 20 basis points	400	500

(1)	See “Caution Related to Sensitivities” above.
(2)	The sensitivities as at December 31, 2017 include the impact of lower U.S. corporate tax rates effective January 1, 2018 and the decision to change the portfolio asset mix of our North American legacy businesses over the next 12-18 months.
(3)	The impact on net income attributed to shareholders assumes no gains or losses are realized on our AFS fixed income assets held in the surplus segment and excludes the impact of changes in segregated fund bond values due to changes in credit spreads. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in corporate and swap spreads.
(4)	Sensitivities are based on projected asset and liability cash flows.
(5)	Corporate spreads are assumed to grade to the long-term average over five years.
(6)	As the sensitivity to a 50 basis point decline in corporate spreads includes the impact of a change in deterministic reinvestment scenarios where applicable, the impact of changes to corporate spreads for less than, or more than, the amounts indicated are unlikely to be linear.